Income taxes - Reconciliation Between (Provision for) Benefit from Income Taxes (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes	€ 6,456.1	€ 6,705.5	€ 4,016.6
Income tax expense based on ASML’s domestic rate	(1,665.7)	(1,676.4)	(1,004.1)
Effects of tax rates in foreign jurisdictions	13.0	(4.6)	0.9
Adjustments in respect of tax-exempt income	0.0	0.0	0.2
Adjustments in respect of tax incentives	741.2	727.3	510.4
Adjustments in respect of prior years’ current taxes	(55.8)	(21.3)	(39.3)
Adjustments in respect of prior years’ deferred taxes	79.2	(2.4)	27.0
Movements in the liability for unrecognized tax benefits	(9.9)	(21.6)	(41.0)
Tax effects in respect of acquisition/restructuring related items	0.0	35.9	0.0
Change in valuation allowance	(41.2)	(37.2)	(56.9)
Equity method investments	(38.3)	(46.7)	(20.9)
Effect of change in tax rates	(1.1)	1.5	15.0
Other (credits) and non-tax deductible items	8.7	24.1	57.2
Total income tax expense	€ (969.9)	€ (1,021.4)	€ (551.5)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income before income taxes (in percentage)	100.00%	100.00%	100.00%
Income tax provision based on ASML's domestic rate (in percentage)	25.80%	25.00%	25.00%
Effects of tax rates in foreign jurisdictions (in percentage)	(0.20%)	0.10%	0.00%
Adjustments in respect of tax exempt income (in percentage)	0.00%	0.00%	0.00%
Adjustments in respect of tax incentives (in percentage)	(11.50%)	(10.80%)	(12.70%)
Adjustments in respect of prior years' current taxes (in percentage)	0.90%	0.30%	1.00%
Adjustments in respect of prior years' deferred taxes (in percentage)	(1.20%)	0.00%	(0.70%)
Movements in the liability for unrecognized tax benefits (in percentage)	0.20%	0.30%	1.00%
Tax effects in respect of acquisition related items (in percentage)	0.00%	(0.50%)	0.00%
Change in valuation allowance (in percentage)	0.60%	0.60%	1.40%
Equity method investments (in percentage)	0.60%	0.70%	0.50%
Effect of change in tax rate (in percentage)	0.00%	0.00%	(0.40%)
Other credits and non tax deductible items (in percentage)	(0.10%)	(0.40%)	(1.40%)
Provision for income taxes (in percentage)	15.00%	15.20%	13.70%